Financial risk management objectives and policies - Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Hedging Instruments to the Consolidated Financial Statements (Details) - CAD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Disclosure of detailed information about hedges [line items]
Swaps designated as cash flow hedges	$ 1.1	$ (6.0)	$ (4.7)
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Swaps designated as cash flow hedges	$ (2.0)	$ 0.5	$ 0.9